Advance from Customers	12 Months Ended
Jun. 30, 2023
Advance from Customers [Abstract]
ADVANCE FROM CUSTOMERS

NOTE 14 – ADVANCE FROM CUSTOMERS

Advance from customers as of June 30, 2023 and 2022 consisted of the following:

	2023	2022
Senior care services	$1,805,609	$1,769,289
Housekeeping services	317,931	481,783
Total	$2,123,540	$2,251,072

E-Home received annual fees from senior care services customers and recognized revenues over the contract period. The amounts advanced from customers from senior care services were $1,805,609 and $1,769,289 as of June 30, 2023 and 2022, respectively, which will be recognized as senior care services revenue within 12 months. E-Home received advance from housekeeping services customers and recognized revenues when services are provided. The amounts advanced from customers from housekeeping services were $317,931 and $481,783 as of June 30, 2023 and 2022, respectively, which will be recognized as housekeeping services revenue within 12 months.